Oakhurst Strategic Defined Risk Fund
Schedule of Investments
July 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 78.7%		Shares		Value
Invesco BulletShares 2024 Corporate Bond ETF (a)		1,290,442		$27,202,517
Invesco BulletShares 2025 Corporate Bond ETF		98,447		2,021,117
Invesco BulletShares 2026 Corporate Bond ETF (a)		1,537,889		29,758,152
SPDR S&P 500 ETF Trust (b)		12,118		6,674,716
TOTAL EXCHANGE TRADED FUNDS (Cost $62,711,365)				65,656,502

PURCHASED OPTIONS - 20.5%(c)	Notional Amount	Contracts	(d)	Value
Call Options - 20.2%				$–
SPDR S&P 500 ETF Trust		–		$–
Expiration: 12/20/2024; Exercise Price: $445.00	$14,871,870	270		3,159,135
Expiration: 12/20/2024; Exercise Price: $435.00	5,508,100	100		1,264,950
Expiration: 12/20/2024; Exercise Price: $450.00	6,113,991	111		1,246,363
Expiration: 12/20/2024; Exercise Price: $410.00	3,690,427	67		1,007,847
Expiration: 12/20/2024; Exercise Price: $425.00	7,491,016	136		1,850,008
Expiration: 12/19/2025; Exercise Price: $390.00	3,304,860	60		1,111,800
Expiration: 12/19/2025; Exercise Price: $520.00	716,053	13		102,369
Expiration: 12/18/2026; Exercise Price: $500.00	11,016,200	200		2,267,700
Expiration: 12/18/2026; Exercise Price: $515.00	8,647,717	157		1,625,264
Expiration: 12/18/2026; Exercise Price: $520.00	7,656,259	139		1,387,915
Expiration: 12/18/2026; Exercise Price: $510.00	6,995,287	127		1,351,979
Expiration: 12/18/2026; Exercise Price: $535.00	2,754,050	50		453,525
Total Call Options				16,828,855

Put Options - 0.3%				$–
SPDR S&P 500 ETF Trust		–		$–
Expiration: 03/21/2025; Exercise Price: $485.00	2,478,645	45		33,300
Expiration: 06/20/2025; Exercise Price: $495.00	2,478,645	45		51,570
Expiration: 09/19/2025; Exercise Price: $490.00	1,707,511	31		41,602
Expiration: 12/19/2025; Exercise Price: $490.00	716,053	13		20,559
Expiration: 12/18/2026; Exercise Price: $490.00	2,478,645	45		109,463
Total Put Options				256,494
TOTAL PURCHASED OPTIONS (Cost $10,629,181)				17,085,349

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%		Shares
Fidelity Government Portfolio - Class Institutional, 5.22% (e)(f)		3,470,116		3,470,116
First American Government Obligations Fund - Class X, 5.23% (f)		875,550		875,550
TOTAL SHORT-TERM INVESTMENTS (Cost $4,345,666)				4,345,666

TOTAL INVESTMENTS - 104.4% (Cost $77,686,212)				87,087,517
Liabilities in Excess of Other Assets - (4.4)%				(3,661,195)
TOTAL NET ASSETS - 100.0%				$83,426,322

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov.

(b)	Held in connection with written call option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	All or portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of July 31, 2024 is $3,470,116.
(f)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Oakhurst Strategic Defined Risk Fund
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS(a)	Notional Amount	Contracts (b)	Value
Call Options
SPDR S&P 500 ETF Trust		0	–
Expiration: 12/20/2024; Exercise Price: $490.00	$(3,690,427)	(67)	(504,979)
Expiration: 12/20/2024; Exercise Price: $500.00	(7,491,016)	(136)	(904,400)
Expiration: 12/20/2024; Exercise Price: $520.00	(5,508,100)	(100)	(495,100)
Expiration: 03/21/2025; Exercise Price: $600.00	(2,478,645)	(45)	(46,822)
Expiration: 06/20/2025; Exercise Price: $630.00	(2,478,645)	(45)	(34,042)
Expiration: 09/19/2025; Exercise Price: $640.00	(1,707,511)	(31)	(29,962)
Expiration: 12/19/2025; Exercise Price: $485.00	(3,304,860)	(60)	(630,960)
Total Call Options			(2,646,265)

Put Options
SPDR S&P 500 ETF Trust		0	–
Expiration: 12/20/2024; Exercise Price: $300.00	(7,491,016)	(136)	(5,032)
Expiration: 12/20/2024; Exercise Price: $305.00	(3,690,427)	(67)	(2,680)
Expiration: 12/20/2024; Exercise Price: $350.00	(5,508,100)	(100)	(7,000)
Expiration: 12/20/2024; Exercise Price: $355.00	(20,985,861)	(381)	(28,384)
Expiration: 03/21/2025; Exercise Price: $370.00	(2,478,645)	(45)	(7,965)
Expiration: 06/20/2025; Exercise Price: $390.00	(2,478,645)	(45)	(14,377)
Expiration: 09/19/2025; Exercise Price: $385.00	(1,707,511)	(31)	(12,524)
Expiration: 12/19/2025; Exercise Price: $315.00	(2,203,240)	(40)	(9,940)
Expiration: 12/19/2025; Exercise Price: $380.00	(716,053)	(13)	(6,234)
Expiration: 12/19/2025; Exercise Price: $520.00	(716,053)	(13)	(28,633)
Expiration: 12/18/2026; Exercise Price: $360.00	(11,016,200)	(200)	(145,900)
Expiration: 12/18/2026; Exercise Price: $410.00	(2,478,645)	(45)	(51,233)
Expiration: 12/18/2026; Exercise Price: $415.00	(15,643,004)	(284)	(339,238)
Expiration: 12/18/2026; Exercise Price: $420.00	(4,681,885)	(85)	(108,630)
Expiration: 12/18/2026; Exercise Price: $435.00	(2,754,050)	(50)	(72,275)
Expiration: 12/18/2026; Exercise Price: $520.00	(2,478,645)	(45)	(142,650)
Total Put Options			(982,695)
TOTAL WRITTEN OPTIONS (Premiums received $3,473,538)			$(3,628,960)

Percentages are stated as a percent of net assets. ETF – Exchange Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lido Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments at Fair Value:
Exchange Traded Funds	$65,656,502	$–	$–	$65,656,502
Purchased Options	–	17,085,349	–	17,085,349
Money Market Funds	4,345,666	–	–	4,345,666
Total Investments in Securities	$70,002,168	$17,085,349	$–	$87,087,517

Liabilities:
Investments at Fair Value:
Written Options	–	(3,628,960)	–	(3,628,960)
Total Investments in Securities	$–	$(3,628,960)	$–	$(3,628,960)

As of the period ended July 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.